NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)																																	9 Months Ended			12 Months Ended
	Jan. 26, 2022	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 08, 2018	Dec. 01, 2017	Jun. 06, 2016	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable, related parties, current																																				$ 1,617,000	$ 1,657,000
Paid-in-kind interest																																	$ 60,472	$ 60,472	$ 61,968	80,849	82,851
Interest payable																																	41,984	$ 40,962		54,755	53,671
Interest Payable																																	232,647		$ 40,138	190,663
Proceeds from issuance of debt		$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 3,000		$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 100,000	$ 30,000	$ 50,000
Debt instrument, interest rate, stated percentage																																3.00%
Repayments of debt	$ 40,000
Accrued Liabilities, Current																																				107,882
Loan One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from issuance of debt																					$ 17,000
Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable, related parties, current	$ 40,000																																$ 1,617,000			$ 1,617,000	$ 1,657,000
Chief Executive Officer [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable, related parties, current		$ 1,657,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate		3.00%